Income Taxes (Details) - USD ($)			12 Months Ended
	Jul. 04, 2025	Aug. 16, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Federal net operating loss			$ 137,800,000
Federal and state net operating loss			132,500,000
Federal net operating loss not expire			114,600,000
Federal and state tax credit carryforwards			1,800,000
Received paycheck protection program loans					$ 1,300,000	$ 1,200,000
Paycheck protection program loans outstanding			1,400,000	$ 1,400,000
Principal balance of outstanding			$ 1,300,000	$ 1,300,000
Tax credits deductibility of business meals			100.00%
Imposes nondeductible excise tax percentage		1.00%
Income for taxable		$ 1,000,000,000
Profusa, Inc [Member]
Income Taxes [Line Items]
Federal and state tax credit carryforwards			$ 2,100,000
Adjusted financial statement income		15.00%
U.S. corporate tax rate	$ 21